SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2011
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS (in thousands)

DECEMBER 31, 2011, 2010 AND 2009

Description	Balance at beginning of year	Additions (reductions) charged (credited) to expense	Deductions(1)	Balance at End of Year

2011:
Reserve for bad debts	$1,121	$(186)	$(63)	$998
Reserve for cash discounts	410	10,007	9,684	733
Deferred tax asset valuation	686	1,504	—	2,190
	$2,217	$11,325	$9,621	$3,921

2010:
Reserve for bad debts	$1,738	$(45)	$572	$1,121
Reserve for cash discounts	618	9,726	9,934	410
Deferred tax asset valuation	912	(226)	—	686
	$3,268	$9,455	$10,506	$2,217

2009:
Reserve for bad debts	$1,358	$541	$161	$1, 738
Reserve for cash discounts	565	10,374	10,321	618
Deferred tax asset valuation	8,506	(7,594)	—	912
	$10,429	$3,321	$10,482	$3,268

(1)                                               Deductions against reserve for bad debts consist of accounts receivable written off net of recoveries and exchange rate movements.  Deductions against reserve for cash discounts consist of allowances to customers.